Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Defined benefit obligation, beginning balance	€ 864
Increase in net defined benefit liability (asset) resulting from current service cost	169	€ 154
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	8	5
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	(258)	(216)
Increase (decrease) in net defined benefit liability (asset) resulting from service paid to employees	0	0
Defined benefit obligation, ending balance	€ 782	€ 864